DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Gross profit	$ 1,913,000	$ 1,364,000	$ 6,077,000	$ 9,653,000	$ 12,977,000	$ 17,562,000
United States [Member]
Gross profit	1,078,000	439,000	3,770,000	5,509,000	8,084,000	11,026,000
United Kingdom [Member]
Gross profit	$ 835,000	$ 925,000	$ 2,307,000	$ 4,144,000	$ 4,893,000	$ 6,536,000